Property, It and Equipment (Details) - Schedule of property, IT and equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, It and Equipment (Details) - Schedule of property, IT and equipment [Line Items]
Cost, Beginning	$ 55	$ 54
Cost, Additions	22	1
Cost, Disposals
Cost, Ending	77	55
Depreciation, Beginning	52	47
Depreciation, Charge in year	8	5
Depreciation, Ending	60	52
Net Book Value	17	3
Furniture and fixtures [Member]
Property, It and Equipment (Details) - Schedule of property, IT and equipment [Line Items]
Cost, Beginning	16	16
Cost, Additions
Cost, Disposals
Cost, Ending	16	16
Depreciation, Beginning	15	12
Depreciation, Charge in year	1	3
Depreciation, Ending	16	15
Net Book Value		1
IT equipment [Member]
Property, It and Equipment (Details) - Schedule of property, IT and equipment [Line Items]
Cost, Beginning	39	38
Cost, Additions	22	1
Cost, Disposals
Cost, Ending	61	39
Depreciation, Beginning	37	35
Depreciation, Charge in year	7	2
Depreciation, Ending	44	37
Net Book Value	$ 17	$ 2